Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2022
Intangible Assets and Goodwill [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 8—INTANGIBLE ASSETS AND GOODWILL

Intangible assets at December 31, 2022 and 2021, consisted of the following (in thousands):

	December 31,	December 31,
	2022	2021

Customer relationships	$3,461	$24,148
Marketing-related	6,835	26,935

Total intangible assets	10,296	51,083
Less: accumulated amortization	-	(6,871)

Intangible assets, net	$10,296	$44,212

In connection with the acquisition of Goedeker Television, the Company identified intangible assets of $2.1 million, representing marketing-related and customer relationships. For the Appliances Connection acquisition, the Company identified intangible assets of $49.0 million, representing marketing-related and customer relationships. During the year-ended December 31, 2022, the Company recognized an impairment charge of $23.7 million related to our marketing-related and customer relationships intangible assets.

These assets are being amortized on a straight-line basis over their average estimated remaining useful life of 41 months. Amortization expense for the years ended December 31, 2022 and 2021 was $10.2 million and $6.1 million, respectively.

Following is the estimated amortization expense for the customer relationship and marketing-related intangible assets for the next five years as of December 31, 2021 (in thousands):

Year Ending December 31,	Amount

2023	$3,013
2024	3,013
2025	3,013
2026	1,257

Total	$10,296

The changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021, are as follows (in thousands):

Balance January 1, 2021	$4,726

Goodwill from acquisition of Appliances Connection	185,720
Goodwill from acquisition of Appliances Gallery	1,168

Balance at December 31, 2021	$191,614
Impairment charge for the year-ended December 31, 2022	(85,441)
Balance December 31, 2022	$106,173

At December 31, 2022, the Company recognized an impairment charge of $85.4 million to goodwill. At December 31, 2021, there was no impairment of goodwill.